Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Possible Redemption Reflected on Balance sheet - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Schedule of Ordinary Shares Subject to Possible Redemption Reflected on Balance sheet [Abstract]
Gross proceeds from Initial Public Offering		$ 319,216,340
Less:
Proceeds allocated to Public Warrants		(9,354,214)
Ordinary Share issuance costs		(17,771,568)
Plus:
Remeasurement adjustment of carrying value to Redemption value	$ 4,695,302	27,125,782
Ordinary Shares subject to possible Redemption	$ 323,911,642	$ 319,216,340	$ 273,112,311.62